Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Additional Paid-In Capital	Deferred Compensation	Retained Earnings (Deficit)	Stock Subscriptions Receivable	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total
Beginning Balance, Amount at Dec. 31, 2012		$ 3	$ 21,630		$ (12,725)	$ (500)	$ 455		$ 8,863
Beginning Balance, Shares (in thousands) at Dec. 31, 2012		30,846
Sale of subsidiary shares to non-controlling interest								500	500
Net loss					(594)			(104)	(698)
Foreign currency translation							682		682
Receipt of subscription receivable by offset against shareholder loan						500			500
Common stock issued on exercise of warrants, shares		1,168
Commons stock issued, Shares		807
Commons stock issued, Amount			6,000						6,000
Common stock issued for services received, Shares (in thousands)		101
Common stock issued for services received, Amount			643						643
Common stock repurchased, shares		(1)
Common stock repurchased, amount			(4)						(4)
Options issued for services, Amount									0
Ending Balance, Amount at Dec. 31, 2013		3	28,269		(13,319)		1,137	396	16,486
Ending Balance, Shares (in thousands) at Dec. 31, 2013		32,921
Net loss					(1,864)			(105)	(1,969)
Foreign currency translation							(1,074)		(1,074)
Common stock issued on exercise of warrants, shares			6,000,000						6,000,000
Common stock issued in settlement of debt		246	822						822
Fair value of warrants issued for services received			187						187
Issuance of warrants in connection with convertible debenture			599						599
Beneficial conversion feature in connection with convertible debenture			303						303
Warrants issued as part of debt issue costs			98						98
Common stock issued for services received, Shares (in thousands)		40
Common stock issued for services received, Amount		108	65						173
Common Stock issued for services to be received in the future, Shares		75
Common Stock issued for services to be received in the future, Amount			323	(323)					0
Preferred stock issued for cash, Shares	171
Preferred stock issued for cash net of offering costs of $18, Amount	1		981						982
Preferred dividends					(44)				(44)
Costs of financing		(108)							(108)
Options issued for services, Amount			516						516
Ending Balance, Amount at Dec. 31, 2014	1	3	32,163	(214)	(15,227)		63	291	17,080
Ending Balance, Shares (in thousands) at Dec. 31, 2014	171	33,282							17,080
Net loss					(933)			(5)	(938)
Foreign currency translation							292		292
Common stock issued on exercise of warrants, shares			6,000						6,000
Preferred dividends					(25)				(25)
Amortization of deferred compensation				53					53
Options issued for services, Amount			129						129
Ending Balance, Amount at Mar. 31, 2015	$ 1	$ 3	$ 32,292	$ (161)	$ (16,185)		$ 355	$ 286	$ 16,591
Ending Balance, Shares (in thousands) at Mar. 31, 2015	171	33,282